CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash	$ 77,045	$ 4,413
Other current assets	6,164	5,349
TOTAL CURRENT ASSETS	83,209	9,762
NON-CURRENT ASSETS
Intangible assets, net	753,098	1,006,951
TOTAL NON-CURRENT ASSETS	753,098	1,006,951
TOTAL ASSETS	836,307	1,016,713
CURRENT LIABILITIES
Accounts payable and accrued expenses	573,298	1,831,233
Related party notes payable	0	553,154
Current portion of long-term debt, net of debt discount of $22,065 and $0, respectively	277,935	706,425
TOTAL CURRENT LIABILITIES	851,233	3,090,812
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	358,366	0
TOTAL NON-CURRENT LIABILITIES	358,366	0
TOTAL LIABILITIES	1,209,599	3,090,812
STOCKHOLDERS' DEFICIT
Preferred stock ($.0001 par value, 5,000,000 shares authorized; none issued and outstanding)	0	0
Common stock ($.0001 par value, 100,000,000 shares authorized, 9,561,211 shares and 29,622,693 (of MHL) shares issued and outstanding respectively)	9,561	1,368,701
Additional Paid-in Capital	4,206,883	0
Other accumulated comprehensive income	282,229	125,820
Accumulated deficit	(4,871,965)	(3,568,620)
TOTAL STOCKHOLDERS' DEFICIT	(373,292)	(2,074,099)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 836,307	$ 1,016,713